Variable interest entities and securitization - Non-consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Assets	$ 469,633	$ 381,508	$ 362,873
Liabilities	423,513	339,780
Variable Interest Entity, Not Primary Beneficiary | Securities available-for-sale
Variable Interest Entity [Line Items]
Assets	217	208
Liabilities	0	0
Maximum loss exposure	217	208
Variable Interest Entity, Not Primary Beneficiary | Other
Variable Interest Entity [Line Items]
Assets	2,565	2,400
Liabilities	514	422
Maximum loss exposure	$ 3,096	$ 2,822